COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Mar. 31, 2016 USD ($)	Apr. 30, 2013 EUR (€)
Commitments And Contingencies [Line Items]
Outstanding letters of credit			$ 733				$ 233
Guarantees as security			2,596				2,603
Claim against company for wrongful termination			637
Agency fee payable			$ 3,363			$ 3,000
Liability for back wages balance							508
Accrued interest balance for back wages liability							$ 263
Commision expected to be received by third party						5.00%
Sale consideration, fee	$ 2,242
Minimum Wage Increase [Member]
Commitments And Contingencies [Line Items]
Settlement amount				$ 1,628
Minimum [Member]
Commitments And Contingencies [Line Items]
Agency fee payable									$ 4,000
Commision expected to be received by third party	2.00%	2.00%							2.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Commision expected to be received by third party	10.00%	10.00%							5.00%
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security | €					€ 2,316			€ 2,275
Agency fee payable | €										€ 3,000
Euro Member Countries, Euro [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Sale consideration, fee | €		€ 2,000